Leases (Tables)	12 Months Ended
Aug. 31, 2023
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Supplemental balance sheet information related to operating leases was as follows:
	August 31,	August 31,
	2023	2022
Right-of-use assets under operating leases	$24	-

Operating lease liabilities, current	24	-
Operating lease liabilities, non-current	12	-
Total operating lease liabilities	$36	-

Schedule of Maturities of Lease Liability	As of August 31, 2023, maturities of lease liability were as follows:
As of
August 31,
Twelve months ending August 31,	2023
Fiscal year 2024	$24
Fiscal year 2025	12
Total Future minimum lease payments	36
Less: Imputed interest	-
Total	$36